OPERATING LEASES - Schedule of future minimum operating lease revenue receipts (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Leases [Abstract]
2023 (remaining six months)	$ 22,247
2024	38,384
2025	32,083
2026	107
Thereafter	0
Total minimum lease receipts	$ 92,821